Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Weighted-Average Assumptions Used in Valuing Stock Options Granted to Employees [Table Text Block]
The following are the weighted-average assumptions used in valuing the stock options granted to employees for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Stock price volatility	34%	34%	31%
Risk-free interest rate	0.82%	1.88%	2.12%
Expected life (in years)	4.89	4.97	4.84
Dividend rate	0%	0%	0%
Forfeiture rate	5.9%	6.1%	7.0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of employee stock options as of December 31, 2012 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2012	6,527	$13.61
Granted	593	$16.00
Exercised	(1,444)	$11.53
Forfeited	(82)	$18.90
Expired	(261)	$17.64
Outstanding at December 31, 2012	5,333	$14.16	4.09	$25,006
Exercisable at December 31, 2012	4,252	$13.18	2.91	$23,664
Vested and expected to vest at December 31, 2012	5,257	$14.12	4.01	$24,886

Schedule of Employee Stock Options and Restricted Stock Units [Table Text Block]
A summary of stock units as of December 31, 2012 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2012	5,651
Granted	2,574
Vested	(831)
Forfeited	(473)
Outstanding at December 31, 2012	6,921	2.85	$125,602
Vested and expected to vest at December 31, 2012	5,732	2.74	$104,029

Schedule of Employee Service Share Based Compensation Allocation of Recognized Period Costs [Table Text Block]
Share-based compensation expense before taxes for the years ended December 31, 2012, 2011 and 2010 totaled approximately $25.4 million, $19.5 million and $13.6 million, respectively, as shown in the table below. No share-based compensation cost was capitalized in inventory in 2012, 2011 or 2010 as the amounts were not material. The excess tax benefit realized for the tax deductions of the share-based payment arrangements totaled $1.5 million, $4.2 million and $2.0 million, respectively, for the years ended December 31, 2012, 2011 and 2010.

Compensation Expense (in thousands)	2012	2011	2010
Cost of sales	$2,328	$1,672	$932
Research and development	4,167	3,055	2,087
Sales and marketing	6,123	4,285	2,885
General and administrative	12,737	10,528	7,688
Share-based compensation expense	$25,355	$19,540	$13,592